Benefit Plans (Schedule of Expected Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Benefit Plans [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	$ 191
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	223
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	225
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	225
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	225
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	1,661
Defined Benefit Plan, Total Expected Future Benefit Payments	$ 2,750